Inventories	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Inventories

NOTE 5:-      INVENTORIES

	December 31,
	2013	2014

Raw materials	$12,328	$11,535
Work in progress	360	1,473
Finished products	51,551	48,822

	$64,239	$61,830

Finished products include products shipped to customers for which revenues were not recognized. Such products amounted to $ 20,851 and $ 18,622 at December 31, 2013 and 2014, respectively.

During the year ended December 31, 2012, 2013 and 2014, the Company recorded inventory write-offs for excess inventory and slow moving inventory in a total amount of $ 904, $ 396 and $ 3,515, respectively that have been included in cost of revenues.

Inventory write-off provision as of December 31, 2013 and 2014 amounted of $ 3,252 and $ 5,238, respectively.